Expense Example - Touchstone Large Company Growth ETF - Touchstone Large Company Growth ETF	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 68
Expense Example, with Redemption, 3 Years	253
Expense Example, with Redemption, 5 Years	454
Expense Example, with Redemption, 10 Years	$ 1,032